Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.8%
AeroVironment, Inc.
(a)(b)
................. 177,601 $ 42,959,906
ATI, Inc.
(b)
.......................... 758,433 87,037,771
BWX Technologies, Inc. ................ 510,373 88,212,869
Carpenter Technology Corp. ............. 278,104 87,558,263
Curtiss-Wright Corp. ................... 205,847 113,477,276
Hexcel Corp. ........................ 444,384 32,839,978
Kratos Defense & Security Solutions, Inc.
(a)(b)
.. 942,521 71,546,769
Woodward, Inc. ...................... 334,748 101,201,015
624,833,847
Automobile Components — 0.4%
Autoliv, Inc. ......................... 241,883 28,711,512
Gentex Corp. ....................... 489,442 11,389,316
40,100,828
Banks — 1.1%
Cullen/Frost Bankers, Inc. ............... 178,445 22,596,490
East West Bancorp, Inc. ................ 391,703 44,023,500
First Financial Bankshares, Inc. ........... 305,270 9,118,415
International Bancshares Corp. ........... 141,816 9,422,255
Texas Capital Bancshares, Inc.
(b)
.......... 124,996 11,317,138
96,477,798
Beverages — 1.0%
Celsius Holdings, Inc.
(a)(b)
................ 892,200 40,809,228
Coca-Cola Consolidated, Inc. ............. 315,774 48,408,154
89,217,382
Biotechnology — 4.3%
(b)
BioMarin Pharmaceutical, Inc. ............ 611,289 36,328,905
Cytokinetics, Inc.
(a)
.................... 368,498 23,414,363
Exelixis, Inc. ........................ 1,496,681 65,599,528
Halozyme Therapeutics, Inc.
(a)
............ 656,461 44,179,826
Neurocrine Biosciences, Inc. ............. 556,588 78,940,876
Roivant Sciences Ltd. .................. 1,418,645 30,784,597
United Therapeutics Corp. ............... 240,357 117,113,948
396,362,043
Broadline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
...... 342,251 37,514,132
Building Products — 1.4%
AAON, Inc.
(a)
........................ 377,758 28,804,048
Advanced Drainage Systems, Inc. ......... 223,649 32,391,085
Carlisle Cos., Inc. .................... 100,063 32,006,151
Fortune Brands Innovations, Inc. .......... 381,943 19,104,789
Simpson Manufacturing Co., Inc. .......... 113,288 18,292,613
130,598,686
Capital Markets — 2.9%
Affiliated Managers Group, Inc. ........... 157,024 45,266,879
Carlyle Group, Inc. (The) ................ 565,624 33,434,035
Evercore, Inc. , Class A ................. 133,855 45,544,164
Federated Hermes, Inc. , Class B, NVS ...... 412,427 21,475,074
Hamilton Lane, Inc. , Class A ............. 123,010 16,521,473
Houlihan Lokey, Inc. , Class A ............. 161,289 28,094,931
Morningstar, Inc. ..................... 65,403 14,212,726
SEI Investments Co. ................... 306,477 25,137,243
Stifel Financial Corp. .................. 313,134 39,210,639
268,897,164
Chemicals — 0.7%
NewMarket Corp. ..................... 43,539 29,922,613
RPM International, Inc. ................. 293,460 30,519,840
60,442,453
Security
Shares
Shares Value
Commercial Services & Supplies — 2.5%
Brink's Co. (The) ..................... 164,528 $ 19,205,353
Clean Harbors, Inc.
(b)
.................. 143,162 33,568,626
MSA Safety, Inc. ..................... 123,181 19,726,205
RB Global, Inc.
(a)
..................... 1,036,588 106,633,808
Tetra Tech, Inc. ...................... 1,459,313 48,945,358
228,079,350
Communications Equipment — 3.6%
(b)
Ciena Corp. ........................ 787,416 184,152,980
Lumentum Holdings, Inc.
(a)
.............. 395,785 145,882,393
330,035,373
Construction & Engineering — 3.5%
AECOM ........................... 325,315 31,012,279
API Group Corp.
(b)
.................... 2,066,323 79,057,518
Dycom Industries, Inc.
(a)(b)
............... 161,630 54,614,777
MasTec, Inc.
(b)
....................... 342,402 74,427,923
Sterling Infrastructure, Inc.
(b)
............. 171,483 52,513,239
Valmont Industries, Inc.
(a)
............... 65,983 26,546,280
318,172,016
Construction Materials — 0.3%
(a)
Eagle Materials, Inc. ................... 91,642 18,940,569
Knife River Corp.
(b)
.................... 126,392 8,891,677
27,832,246
Consumer Finance — 0.6%
FirstCash Holdings, Inc. ................ 216,805 34,554,381
SLM Corp. ......................... 622,240 16,837,814
51,392,195
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc. ............. 207,555 114,717,724
Sprouts Farmers Market, Inc.
(b)
............ 217,092 17,295,720
132,013,444
Diversified Consumer Services — 1.2%
Duolingo, Inc. , Class A
(a)(b)
............... 154,125 27,048,937
Graham Holdings Co. , Class B ............ 9,103 10,000,556
Grand Canyon Education, Inc.
(a)(b)
.......... 154,244 25,652,320
H&R Block, Inc. ...................... 366,068 15,953,243
Service Corp. International .............. 414,742 32,337,434
110,992,490
Diversified REITs — 0.5%
WP Carey, Inc. ...................... 648,027 41,707,018
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.
(b)
...... 656,807 25,004,643
Electric Utilities — 0.4%
IDACORP, Inc. ...................... 156,768 19,840,558
TXNM Energy, Inc. .................... 224,840 13,238,579
33,079,137
Electrical Equipment — 2.3%
Acuity, Inc. ......................... 115,397 41,547,536
EnerSys ........................... 206,037 30,235,930
Nextpower, Inc. , Class A
(a)(b)
.............. 538,421 46,901,853
nVent Electric plc ..................... 900,759 91,850,395
210,535,714
Electronic Equipment, Instruments & Components — 4.9%
Belden, Inc.
(a)
....................... 101,047 11,777,028
Cognex Corp. ....................... 466,950 16,800,861
Coherent Corp.
(b)
..................... 877,280 161,919,570
Crane NXT Co. ...................... 116,747 5,495,281
Fabrinet
(b)
.......................... 199,997 91,054,634
Flex Ltd.
(a)(b)
........................ 2,064,278 124,723,677

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ....................... 58,548 $ 14,807,960
Novanta, Inc.
(a)(b)
..................... 93,948 11,178,872
Vontier Corp.
(a)
...................... 357,787 13,302,521
451,060,404
Energy Equipment & Services — 1.4%
TechnipFMC plc ...................... 2,258,151 100,623,208
Valaris Ltd.
(b)
........................ 360,747 18,181,649
Weatherford International plc ............. 168,508 13,187,436
131,992,293
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 432,412 13,262,076
Financial Services — 1.1%
Equitable Holdings, Inc. ................ 764,078 36,408,317
Essent Group Ltd. .................... 227,318 14,777,943
MGIC Investment Corp. ................ 636,351 18,594,176
Shift4 Payments, Inc. , Class A
(a)(b)
.......... 244,542 15,398,810
WEX, Inc.
(a)(b)
........................ 112,738 16,795,707
101,974,953
Food Products — 0.1%
Marzetti Co. (The) .................... 56,719 9,325,738
Gas Utilities — 0.4%
National Fuel Gas Co. ................. 312,752 25,038,925
Spire, Inc. .......................... 141,876 11,733,145
36,772,070
Ground Transportation — 1.1%
(a)(b)
Avis Budget Group, Inc. ................ 65,905 8,456,930
XPO, Inc. .......................... 655,272 89,058,017
97,514,947
Health Care Equipment & Supplies — 2.1%
(b)
Globus Medical, Inc. , Class A
(a)
........... 621,918 54,299,661
Haemonetics Corp.
(a)
.................. 157,057 12,588,118
Lantheus Holdings, Inc.
(a)
............... 254,941 16,966,324
LivaNova plc
(a)
....................... 304,534 18,737,977
Masimo Corp.
(a)
...................... 145,135 18,876,258
Penumbra, Inc. ...................... 218,614 67,969,279
189,437,617
Health Care Providers & Services — 3.7%
Chemed Corp. ....................... 38,681 16,550,053
Encompass Health Corp. ............... 561,668 59,615,441
Ensign Group, Inc. (The)
(a)
............... 321,077 55,931,613
HealthEquity, Inc.
(b)
.................... 480,828 44,048,653
Hims & Hers Health, Inc. , Class A
(a)(b)
....... 1,162,834 37,757,220
Option Care Health, Inc.
(b)
............... 886,095 28,230,987
Tenet Healthcare Corp.
(b)
................ 490,600 97,492,032
339,625,999
Health Care REITs — 0.7%
Omega Healthcare Investors, Inc. .......... 890,855 39,500,511
Sabra Health Care REIT, Inc. ............. 1,391,946 26,363,457
65,863,968
Health Care Technology — 0.4%
Doximity, Inc. , Class A
(a)(b)
............... 767,721 33,994,686
Hotels, Restaurants & Leisure — 3.7%
Boyd Gaming Corp. ................... 322,896 27,523,655
Cava Group, Inc.
(a)(b)
................... 234,348 13,753,884
Choice Hotels International, Inc.
(a)
.......... 67,727 6,451,674
Churchill Downs, Inc. .................. 369,786 42,074,251
Hilton Grand Vacations, Inc.
(a)(b)
........... 335,241 15,002,035
Hyatt Hotels Corp. , Class A
(a)
............. 161,078 25,824,025
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc. , Class A
(b)
............ 463,236 $ 50,247,209
Texas Roadhouse, Inc. ................. 369,247 61,295,002
Travel + Leisure Co. ................... 359,081 25,325,983
Vail Resorts, Inc. ..................... 98,639 13,099,259
Wingstop, Inc.
(a)
...................... 155,115 36,993,376
Wyndham Hotels & Resorts, Inc. .......... 223,187 16,864,010
334,454,363
Household Durables — 1.9%
Somnigroup International, Inc. ............ 1,171,769 104,615,536
TopBuild Corp.
(a)(b)
.................... 155,807 65,001,123
169,616,659
Independent Power and Renewable Electricity Producers — 1.5%
Ormat Technologies, Inc. ................ 339,303 37,482,802
Talen Energy Corp.
(b)
.................. 255,044 95,600,693
133,083,495
Industrial REITs — 1.1%
EastGroup Properties, Inc. .............. 184,534 32,872,887
First Industrial Realty Trust, Inc. ........... 738,906 42,317,147
STAG Industrial, Inc. .................. 635,908 23,375,978
98,566,012
Insurance — 2.2%
American Financial Group, Inc. ........... 154,505 21,117,743
Hanover Insurance Group, Inc. (The) ....... 85,192 15,570,542
Kinsale Capital Group, Inc.
(a)
............. 123,368 48,251,692
Old Republic International Corp. ........... 660,833 30,160,418
Primerica, Inc. ....................... 103,380 26,709,257
RenaissanceRe Holdings Ltd. ............ 133,848 37,632,704
Ryan Specialty Holdings, Inc. , Class A
(a)
..... 417,360 21,548,297
200,990,653
Interactive Media & Services — 0.7%
(b)
Pinterest, Inc. , Class A ................. 2,261,778 58,557,432
ZoomInfo Technologies, Inc. ............. 886,486 9,015,563
67,572,995
IT Services — 2.2%
(b)
Okta, Inc.
(a)
......................... 940,388 81,315,350
Twilio, Inc. , Class A ................... 846,349 120,384,682
201,700,032
Leisure Products — 0.3%
(b)
Mattel, Inc. ......................... 695,797 13,804,612
YETI Holdings, Inc.
(a)
.................. 256,503 11,329,738
25,134,350
Life Sciences Tools & Services — 2.3%
Bio-Rad Laboratories, Inc. , Class A
(b)
........ 55,718 16,881,997
Bruker Corp.
(a)
....................... 329,080 15,502,959
Illumina, Inc.
(b)
....................... 460,606 60,413,083
Medpace Holdings, Inc.
(b)
............... 124,221 69,768,725
Repligen Corp.
(a)(b)
.................... 162,532 26,632,493
Sotera Health Co.
(b)
................... 1,157,004 20,409,550
209,608,807
Machinery — 6.6%
Chart Industries, Inc.
(b)
................. 246,693 50,875,497
Crane Co. .......................... 139,380 25,705,853
Donaldson Co., Inc. ................... 433,224 38,409,640
Esab Corp. ......................... 140,634 15,711,631
Flowserve Corp. ..................... 709,599 49,231,979
Graco, Inc. ......................... 472,011 38,690,742
ITT, Inc. ........................... 474,495 82,329,627
Lincoln Electric Holdings, Inc. ............ 208,877 50,055,284
Mueller Industries, Inc. ................. 446,193 51,222,956

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Oshkosh Corp. ...................... 162,339 $ 20,394,649
RBC Bearings, Inc.
(b)
.................. 175,725 78,800,362
SPX Technologies, Inc.
(b)
................ 278,199 55,656,492
Watts Water Technologies, Inc. , Class A ...... 152,935 42,213,119
599,297,831
Marine Transportation — 0.2%
Kirby Corp.
(a)(b)
....................... 139,617 15,383,001
Media — 1.8%
EchoStar Corp. , Class A
(a)(b)
.............. 751,456 81,683,267
New York Times Co. (The) , Class A ......... 901,921 62,611,356
Nexstar Media Group, Inc. ............... 87,406 17,747,788
162,042,411
Metals & Mining — 2.1%
Hecla Mining Co. ..................... 3,740,691 71,783,860
MP Materials Corp. , Class A
(a)(b)
........... 443,646 22,412,996
Royal Gold, Inc. ...................... 452,289 100,539,322
194,736,178
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc. .......... 150,738 9,728,631
Office REITs — 0.1%
COPT Defense Properties ............... 263,979 7,338,616
Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp. ................ 1,861,096 33,108,898
DT Midstream, Inc. .................... 408,654 48,907,711
82,016,609
Personal Care Products — 0.3%
(b)
BellRing Brands, Inc. .................. 287,544 7,686,051
elf Beauty, Inc.
(a)
..................... 222,717 16,935,401
24,621,452
Pharmaceuticals — 1.3%
(b)
Elanco Animal Health, Inc. ............... 2,773,637 62,767,405
Jazz Pharmaceuticals plc ............... 339,208 57,665,360
120,432,765
Professional Services — 3.2%
CACI International, Inc. , Class A
(b)
......... 123,257 65,672,562
ExlService Holdings, Inc.
(b)
.............. 885,916 37,598,275
Exponent, Inc. ....................... 144,810 10,058,503
FTI Consulting, Inc.
(b)
.................. 67,667 11,559,554
Genpact Ltd. ........................ 420,401 19,666,359
Maximus, Inc. ....................... 170,351 14,704,698
Parsons Corp.
(a)(b)
..................... 199,433 12,324,959
Paylocity Holding Corp.
(b)
............... 245,897 37,499,293
TransUnion ......................... 563,723 48,339,247
UL Solutions, Inc. , Class A
(a)
............. 420,090 33,128,297
290,551,747
Residential REITs — 0.4%
Equity LifeStyle Properties, Inc. ........... 552,452 33,484,116
Retail REITs — 0.6%
Agree Realty Corp. ................... 288,079 20,750,330
Brixmor Property Group, Inc. ............. 785,574 20,597,750
NNN REIT, Inc. ...................... 455,320 18,044,332
59,392,412
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.
(a)(b)
............ 436,655 11,518,959
Amkor Technology, Inc. ................. 305,113 12,045,861
Cirrus Logic, Inc.
(a)(b)
................... 162,236 19,224,966
Entegris, Inc.
(a)
...................... 338,510 28,519,467
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)(b)
........... 450,512 $ 33,148,673
MACOM Technology Solutions Holdings, Inc.
(a)(b)
357,519 61,235,854
MKS, Inc.
(a)
......................... 266,122 42,526,296
Onto Innovation, Inc.
(b)
................. 131,255 20,719,914
Rambus, Inc.
(a)(b)
..................... 600,934 55,219,825
Silicon Laboratories, Inc.
(a)(b)
.............. 97,398 12,729,919
Universal Display Corp. ................ 108,788 12,704,263
309,593,997
Software — 5.6%
Appfolio, Inc. , Class A
(a)(b)
............... 128,800 29,965,320
Bentley Systems, Inc. , Class B ............ 523,436 19,976,935
BILL Holdings, Inc.
(a)(b)
.................. 244,366 13,327,722
Blackbaud, Inc.
(b)
..................... 101,849 6,449,079
Commvault Systems, Inc.
(b)
.............. 150,008 18,805,003
DocuSign, Inc.
(b)
..................... 662,347 45,304,535
Dolby Laboratories, Inc. , Class A .......... 153,662 9,868,174
Dropbox, Inc. , Class A
(a)(b)
............... 973,681 27,068,332
Dynatrace, Inc.
(b)
..................... 1,682,995 72,941,003
Guidewire Software, Inc.
(b)
............... 474,601 95,399,547
Manhattan Associates, Inc.
(b)
............. 205,191 35,561,652
Nutanix, Inc. , Class A
(a)(b)
................ 906,965 46,881,021
Pegasystems, Inc. .................... 511,620 30,553,946
Qualys, Inc.
(b)
....................... 200,170 26,602,593
UiPath, Inc. , Class A
(b)
................. 1,785,378 29,262,345
507,967,207
Specialized REITs — 1.1%
CubeSmart ......................... 572,494 20,638,409
EPR Properties ...................... 221,180 11,036,882
Gaming & Leisure Properties, Inc. ......... 710,926 31,771,283
Lamar Advertising Co. , Class A ........... 290,937 36,826,805
National Storage Affiliates Trust ........... 167,447 4,723,680
104,997,059
Specialty Retail — 2.3%
Abercrombie & Fitch Co. , Class A
(a)(b)
........ 107,934 13,585,652
Burlington Stores, Inc.
(b)
................ 212,045 61,249,198
Chewy, Inc. , Class A
(b)
................. 841,763 27,820,267
Dick's Sporting Goods, Inc. .............. 147,609 29,222,154
Five Below, Inc.
(b)
..................... 307,836 57,983,989
Valvoline, Inc.
(a)(b)
..................... 709,227 20,610,137
210,471,397
Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc. , Class A
(b)
............. 1,742,822 116,786,502
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Capri Holdings Ltd. ................... 318,357 7,767,911
Crocs, Inc.
(a)
........................ 121,799 10,416,250
18,184,161
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc. ........ 115,804 29,734,993
Core & Main, Inc. , Class A
(b)
.............. 468,372 24,341,293
GATX Corp. ........................ 115,500 19,588,800
MSC Industrial Direct Co., Inc. , Class A ...... 107,158 9,011,988
82,677,074
Total Long-Term Investments — 99.9%
(Cost: $7,315,458,726) ............................ 9,114,543,242

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(e)
................... 563,699,202 $ 563,981,052
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 6,810,987 6,810,987
Total Short-Term Securities — 6.3%
(Cost: $ 570,532,322) .............................. 570,792,039
Total Investments — 106.2%
(Cost: $7,885,991,048 ) ............................ 9,685,335,281
Liabilities in Excess of Other Assets — (6.2)% ............. (561,698,992)
Net Assets — 100.0% ...............................
$ 9,123,636,289
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 622,674,406 $ — $ (58,704,570)
(a)
$ (5,215) $ 16,431 $ 563,981,052 563,699,202 $ 944,626
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,796,887 — (17,985,900)
(a)
— — 6,810,987 6,810,987 243,269 —
$ (5,215) $ 16,431 $ 570,792,039 $ 1,187,895 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 22 03/20/26 $ 7,315 $ (126,317)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Equitable Holdings, Inc. ...... Goldman Sachs Bank USA USD 175,599 08/18/26 0.40% 1D FEDL01 Monthly $ (9)
Total long positions of equity swaps (9)
Net dividends and financing fees (4,132)
Total equity swap contracts including dividends and financing fees $ (4,141)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,114,543,242 $ — $ — $ 9,114,543,242
Short-Term Securities
Money Market Funds ...................................... 570,792,039 — — 570,792,039
$ 9,685,335,281 $ — $ — $ 9,685,335,281
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (126,317) $ (4,141) $ — $ (130,458)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
REIT Real Estate Investment Trust